Financial Instruments - Changes in fair value of the Company's Level 3 fair value measurements (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Beginning balance	$ 0
Issuances	1,556,475
Settlements	0
Fair value change of warrants	(1,274,100)	0	0
Balance, December 31, 2014	$ 282,375	$ 0